Summary of Significant Accounting Policies - Schedule of Impact of Adoption on Consolidated Statement of Operations (Detail) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue	$ 1,071	$ 1,124	$ 1,058	$ 1,090	$ 1,203	$ 1,039	$ 958	$ 963	$ 1,045	$ 2,327	$ 2,293	$ 4,475	$ 4,005	$ 3,576
Cost and expenses:
Cost of revenue	(535)	(639)	(577)	(559)	(626)	(583)	(531)	(488)	(569)	(1,200)	(1,185)	(2,401)	(2,171)	(1,931)
Operating income	(49)	29	58	122	147	16	28	83	90	116	269	356	217	222
(Loss) income before income taxes	(86)	14	2	115	136	(15)	382	18	57	41	251	267	442	(2)
Income tax expense	12	77	12	(48)	(50)	2	(61)	(19)	(52)	7	(98)	(9)	(130)	151
Net income	(74)	91	14	67	86	(13)	321	(1)	5	48	153	258	312	149
Less: Income attributable to noncontrolling interest	0	(1)	(1)	0	0	(1)	(1)	(2)	(1)	(2)	0	(2)	(5)	(6)
Net income attributable to Warner Music Group Corp.	$ (74)	$ 90	$ 13	$ 67	$ 86	$ (14)	$ 320	$ (3)	$ 4	$ 46	$ 153	256	$ 307	$ 143
Balances Without Adoption Of ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue												4,447
Cost and expenses:
Cost of revenue												(2,389)
Operating income												340
(Loss) income before income taxes												251
Income tax expense												(5)
Net income												246
Less: Income attributable to noncontrolling interest												(4)
Net income attributable to Warner Music Group Corp.												242
Difference between Revenue Guidance in Effect before and after Topic 606 | Topic 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue												28
Cost and expenses:
Cost of revenue												(12)
Operating income												16
(Loss) income before income taxes												16
Income tax expense												(4)
Net income												12
Less: Income attributable to noncontrolling interest												2
Net income attributable to Warner Music Group Corp.												$ 14